Financial Information for Guarantor Subsidiaries and Non-Guarantor Subsidiaries - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncement, Early Adoption [Line Items]
Assets	$ 7,732.2	$ 8,215.1	$ 9,721.1	$ 4,109.6
Liabilities	9,227.7		9,717.2
Deferred debt issuance costs	171.4		203.1
Net deferred tax assets, noncurrent	20.7		20.4
Net deferred tax liabilities, noncurrent	228.2		562.3
Current deferred tax liabilities	0.0		0.0
Guarantor Subsidiaries | Restatement Adjustment
New Accounting Pronouncement, Early Adoption [Line Items]
Assets			546.0
Liabilities			466.3
Equity attributable to noncontrolling interest			1.8
Non-Guarantor Subsidiaries | Restatement Adjustment
New Accounting Pronouncement, Early Adoption [Line Items]
Assets			20.7
New accounting pronouncement, effect of early adoption
New Accounting Pronouncement, Early Adoption [Line Items]
Net deferred tax assets, noncurrent			1.8
Net deferred tax liabilities, noncurrent			71.0
Net deferred tax assets, current	72.8		72.8
Current deferred tax liabilities			4.5
Other assets | New accounting pronouncement, effect of early adoption
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred debt issuance costs	$ (171.4)		$ (203.1)